LEASE - Built-to-suit leases (Details) - Shanghai 3 Lease and Shanghai 4 Lease ¥ in Thousands	2 Months Ended
Feb. 28, 2015 CNY (¥) item
Build-to-suit leases
Number Of Leases	2
Number of buildings leased under built-to-suit lease	2
Term of built-to-suit lease	20 years
Rent paid | ¥	¥ 0
Percentage of total minimum lease payments due payable on termination of lease	15.00%